Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000069385 | Cie Financiere Richemont SANone_BCRWZ18
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000069385 | Hermes International SCANone_5253973
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000069385 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000069385 | KKR & Co., Inc.None_48251W104
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000069385 | Industria de Diseno Textil SANone_BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000069385 | UBS Group AGNone_H42097107
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000069385 | LVMH Moet Hennessy Louis Vuitton SEADR_502441306
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000069385 | Constellation Brands, Inc.NoneA_21036P108
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000069385 | Apollo Global Management, Inc.None_03769M106
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000069385 | Lululemon Athletica, Inc.None_550021109
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000069385 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	50.30%
C000069385 | Financials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000069385 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.70%
C000069385 | Materials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000069385 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000069385 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012993 | Abaxx Technologies, Inc.None_BQ3R054
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000012993 | Ivanhoe Mines, Ltd.None_BD73C40
Holdings [Line Items]
Percent of Net Asset Value	6.18%
C000012993 | Filo Corp.None_BMDHMH2
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000012993 | Cheniere Energy, Inc.None_16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000012993 | Kimbell Royalty Partners LPNone_49435R102
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000012993 | Linde PLCNone_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012993 | OceanaGold Corp.None_B1Z7L21
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000012993 | Viper Energy, Inc.None_927959106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012993 | NG Energy International Corp.None_BM91ZR9
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000012993 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000012993 | Other
Holdings [Line Items]
Percent of Total Investments	24.50%
C000012993 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012993 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	16.70%
C000012993 | Oil Companies - Exploration & Production
Holdings [Line Items]
Percent of Total Investments	11.70%
C000012993 | Enterprise Software/Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012993 | Non-Ferrous Metals
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012993 | Oil - US Royalty Trusts
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012993 | Oil Companies - Field Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012993 | Pipelines
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012993 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012994 | Ivanhoe Mines, Ltd.None_BD73C40
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000012994 | OceanaGold Corp.None_B1Z7L21
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000012994 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	9.62%
C000012994 | Aya Gold & Silver, Inc.None_BK94091
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000012994 | Vox Royalty Corp.None_92919F103
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000012994 | Alamos Gold, Inc.None_011532108
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000012994 | Equinox Gold Corp.None_29446Y502
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000012994 | Mineros SANone_BP0QM95
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000012994 | Karora Resources, Inc.None_BK9RML6
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000012994 | Emerald Resources NLNone_6107381
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000012994 | Other
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012994 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012994 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	64.60%
C000012994 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	11.00%
C000012994 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012994 | Mining Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013000 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	8.83%
C000013000 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000013000 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000013000 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000013000 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000013000 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000013000 | California
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000013000 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000013000 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000013000 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000012998 | U.S. Treasury Bill_912797JS7
Holdings [Line Items]
Percent of Total Investments	13.22%
C000012998 | Federal Home Loan Mortgage Corp.Virginia_3134GXR63
Holdings [Line Items]
Percent of Total Investments	13.11%
C000012998 | Federal Home Loan Mortgage Corp.Virginia_3134GXPJ7
Holdings [Line Items]
Percent of Total Investments	12.97%
C000012998 | Federal Home Loan BankVirginia_3130AVJ60
Holdings [Line Items]
Percent of Total Investments	8.84%
C000012998 | Federal Farm Credit BankNew Jersey_3133EN3B4
Holdings [Line Items]
Percent of Total Investments	8.82%
C000012998 | U.S. Treasury Bill_912797GL5
Holdings [Line Items]
Percent of Total Investments	8.76%
C000012998 | Federal Farm Credit BankNew Jersey_3133EMGR7
Holdings [Line Items]
Percent of Total Investments	8.66%
C000012998 | U.S. Treasury Note/Bond_91282CJS1
Holdings [Line Items]
Percent of Total Investments	6.57%
C000012998 | Federal Home Loan BankVirginia_3130APH99
Holdings [Line Items]
Percent of Total Investments	6.09%
C000012998 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	26.10%
C000012998 | Federal Home Loan Bank
Holdings [Line Items]
Percent of Total Investments	23.60%
C000012998 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	21.90%
C000012998 | Federal Farm Credit Bank
Holdings [Line Items]
Percent of Total Investments	21.80%
C000012998 | U.S. Treasury Note/Bond
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012995 | Ivanhoe Mines, Ltd.None_BD73C40
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012995 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	6.92%
C000012995 | TriStar Gold, Inc.None_B4WLCK2
Holdings [Line Items]
Percent of Net Asset Value	11.13%
C000012995 | Nano One Materials Corp.None_BWCLKK4
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000012995 | Dolly Varden Silver Corp.None_BYPYQH3
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000012995 | Arizona Metals Corp.None_BK6JLS5
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000012995 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012995 | Radisson Mining Resources, Inc.None_2721428
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000012995 | First Nordic Metals Corp.None_BPTK5W2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012995 | Asante Gold Corp.None_B4M8B17
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000012995 | Other
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012995 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012995 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	52.00%
C000012995 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012995 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012995 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	18.20%
C000012995 | Advanced Materials/Production
Holdings [Line Items]
Percent of Total Investments	6.90%